Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

7.        Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the year ended December 31 is as follows:

	Banking	Insurance	Benefit Consulting
	Activities	Activities	Activities	Total
Balance as of January 1, 1010	$10,005,131	$10,268,266	$2,909,704	$23,183,101
Goodwill acquired	—	—	117,520	117,520
Balance as of December 31, 2010	10,005,131	10,268,266	3,027,224	23,300,621
Transfer of Goodwill	—	(1,133,075)	1,133,075	—
Goodwill acquired	—	586,445	95,388	681,833
Balance as of December 31, 2011	10,005,131	9,721,636	4,255,687	23,982,454
Goodwill acquired	—	1,480,221	—	1,480,221
Balance as of December 31, 2012	$10,005,131	$11,201,857	$4,255,687	$25,462,675

During 2006, the Company completed its acquisition of Benefit Consulting Group LLC.  Goodwill in the amount of $2.5 million and other intangible assets in the amount of $1.1 million were recorded as part of the acquisition of Benefit Consulting Group LLC. Under the terms of the agreement, contingent purchase payments based on future performance levels may be made over a five-year period ending December 31, 2010.  Additional goodwill in the amount of $95,388 and $117,520 was recorded for the contingent purchase payment made in 2011 and 2010 respectively based on performance through December 31, 2010. During 2011, $1.1 million of goodwill was transferred between the insurance activities and the benefit consulting activities which represented the movement of a segment of business that was transferred from Bailey and Haskell Associates, Inc. to Benefit Consulting Group LLC after the acquisition of Benefit Consulting Group LLC.

During 2011, the Company completed its acquisition of David Holmes Agency, Inc., an insurance agency operating in Utica, New York. The Company paid $361,718 in cash and established a note payable for $361,718 to be paid monthly over 24 months with interest at 3.00% per annum for fixed assets and other intangible assets.  Goodwill in the amount of $586,445 and intangible assets in the amount of $136,991 were recorded in conjunction with the acquisition. David Holmes Agency, Inc. has been subsequently merged into Bailey and Haskell Associates, Inc.   During 2012 and 2011, the Company paid $198,619 and $163,099 in principal and $3,493 and $7,919 in interest payments respectively on the note.

At December 31, 2012, the Company completed its acquisition of Schenectady Insuring Agency, Inc., an insurance agency operating in Schenectady, New York. The Company paid $795,149 in cash and established a note payable for $1,000,000 to be paid monthly over 24 months with interest at 3.00% per annum to acquire 100% of the capital stock of the Schenectady Insuring Agency, Inc.   Goodwill in the amount of $1,480,221 and intangible assets in the amount of $929,031 were recorded in conjunction with the acquisition. Schenectady Insuring Agency, Inc. has been subsequently merged into Bailey and Haskell Associates, Inc. and the corporation dissolved. The Company began payment on the note in 2013.

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value.  At December 31, 2012, the Company’s reporting units had positive equity and the Company elected to perform a step one analysis to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill.  Management has identified that the Company has four reporting units, its banking unit, its insurance unit, its employee benefits consulting unit and its risk management activities unit.  The step one analysis indicated that it was more likely than not that the fair value of the reporting units exceeded its carrying value, resulting in no impairment.  There is no goodwill attributable to the risk management activities unit.

Other intangible assets consist of the following at December 31:

	As of December 31, 2012
	Gross
	Carrying	Accumulated
	Value	Amortization	Net
Core deposit intangible	$2,705,391	$(2,308,067)	$397,324
Customer relationship intangible	2,331,565	(1,174,509)	1,157,056
Total	$5,036,956	$(3,482,576)	$1,554,380

	As of December 31, 2011
	Gross
	Carrying	Accumulated
	Value	Amortization	Net
Core deposit intangible	$2,705,391	$(2,060,448)	$644,943
Customer relationship intangible	1,402,534	(1,083,251)	319,283
Total	$4,107,925	$(3,143,699)	$964,226

Aggregate amortization expense was $338,877, $390,706 and $411,990 for 2012, 2011 and 2010.

Estimated amortization expense for each of the next five years:

2013	452,356
2014	293,997
2015	238,589
2016	185,779
2017	115,706